UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number: 811-00042

Deutsche DWS Portfolio Trust

(Exact Name of Registrant as Specified in Charter)

875 Third Avenue

New York, NY 10022-6225

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 454-4500

Diane Kenneally

One International Place

Boston, MA 02110

(Name and Address of Agent for Service)

Date of fiscal year end:	5/31

Date of reporting period:	11/30/19

ITEM 1.	REPORT TO STOCKHOLDERS

November 30, 2019

Semiannual Report

to Shareholders

DWS Floating Rate Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s Web site (dws.com), and you will be notified by mail each time a report is posted and provided with a Web site link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank), or if you are a direct investor, by calling (800) 728-3337 or sending an email request to service@dws.com.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call (800) 728-3337 or send an email request to service@dws.com to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with DWS if you invest directly with the Fund.

Contents

3	Letter to Shareholders
4	Performance Summary
7	Portfolio Management Team
8	Portfolio Summary
9	Investment Portfolio
23	Statement of Assets and Liabilities
25	Statement of Operations
26	Statements of Changes in Net Assets

27	Financial Highlights
32	Notes to Financial Statements
42	Information About Your Fund’s Expenses
44	Advisory Agreement Board Considerations and Fee Evaluation
49	Account Management Resources
51	Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the Fund’s objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the Fund. Please read the prospectus carefully before you invest.

If affiliates of the Advisor participate in the primary and secondary market for senior loans, legal limitations may restrict the fund’s ability to participate in restructuring or acquiring some senior loans. Bond and loan investments are subject to interest-rate, credit, liquidity and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investments in lower-quality (“junk bonds”) and non-rated securities present greater risk of loss than investments in higher-quality securities. Floating rate loans tend to be rated below investment grade. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. Investing in foreign securities presents certain risks, such as currency fluctuations, political and economic changes, and market risks. In certain situations, it may be difficult or impossible to sell an investment at an acceptable price. As interest rates change, issuers of higher (or lower) interest debt obligations may pay off the debts earlier (or later) than expected causing the Fund to reinvest proceeds at lower yields (or be tied up in lower interest debt obligations). The fund may lend securities to approved institutions. Please read the prospectus for details.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas, Inc. and RREEF America L.L.C. which offer advisory services.

NOT FDIC/NCUA INSURED     NO BANK GUARANTEE     MAY LOSE VALUE NOT A DEPOSIT     NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

2	|	DWS Floating Rate Fund

Letter to Shareholders

Dear Shareholder:

Following a very strong year for investors, the outlook remains generally positive for 2020. Continued economic growth along with other healthy macroeconomic conditions, such as employment levels, provide reasons to be confident despite certain potential risks for short-term setbacks. We however do not see greater than usual risk probabilities for a recession or bear-market losses.

Our Americas Chief Investment Officer (“CIO”), David Bianco, says that an economic or a market slump, while not expected, cannot be completely ruled out. We expect monetary policy to remain on hold in both the Eurozone and the U.S., with no further interest rate cuts by either the European Central Bank or the U.S. Federal Reserve. Concerns about economic slowing, soft capital expenditures and manufacturing, excess oil production, technological and geopolitical conflicts, and low interest rates are likely to remain in 2020, with the potential for unexpected flare-ups. Election concerns and political uncertainty will rise in 2020, in our opinion, but will likely be relieved post elections.

Basically, while it would be hard to match the strong returns seen in 2019, our economists are cautiously optimistic. The current cycle has demonstrated unusual staying power.

As always, we encourage you to visit the “Insights” section of our Web site, dws.com. There you will find our Global CIO View and Americas CIO View, which integrate the on-the-ground views of our worldwide network of economists, research analysts and investment professionals. This global perspective guides our strategic investment approach.

Thank you for trusting DWS to help serve your investment needs.

Best regards,

Hepsen Uzcan President, DWS Funds

Assumptions, estimates and opinions contained in this document constitute our judgment as of the date of the document and are subject to change without notice. Any projections are based on a number of assumptions as to market conditions and there can be no guarantee that any projected results will be achieved. Past performance is not a guarantee of future results.

DWS Floating Rate Fund	|	3

Performance Summary	November 30, 2019 (Unaudited)

Class A	6-Month‡	1-Year	5-Year	10-Year

Average Annual Total Returns as of 11/30/19
Unadjusted for Sales Charge	2.01%	4.52%	1.56%	3.56%
Adjusted for the Maximum Sales Charge (max 2.75% load)	–0.79%	1.65%	1.00%	3.27%
S&P®/LSTA Leveraged Loan Index†	1.37%	4.21%	3.85%	5.15%

Average Annual Total Returns as of 9/30/19 (most recent calendar quarter end)
Unadjusted for Sales Charge		2.72%	1.52%	3.66%
Adjusted for the Maximum Sales Charge (max 2.75% load)		–0.11%	0.96%	3.37%
S&P®/LSTA Leveraged Loan Index†		3.10%	3.98%	5.22%

Class C	6-Month‡	1-Year	5-Year	10-Year

Average Annual Total Returns as of 11/30/19
Unadjusted for Sales Charge	1.63%	3.62%	0.79%	2.78%
Adjusted for the Maximum Sales Charge (max 1.00% CDSC)	0.64%	3.62%	0.79%	2.78%
S&P®/LSTA Leveraged Loan Index†	1.37%	4.21%	3.85%	5.15%

Average Annual Total Returns as of 9/30/19 (most recent calendar quarter end)
Unadjusted for Sales Charge		1.96%	0.75%	2.88%
Adjusted for the Maximum Sales Charge (max 1.00% CDSC)		1.96%	0.75%	2.88%
S&P®/LSTA Leveraged Loan Index†		3.10%	3.98%	5.22%

Class R6	6-Month‡	1-Year	5-Year	Life of Class*

Average Annual Total Returns as of 11/30/19
No Sales Charges	2.14%	4.66%	1.83%	1.82%
S&P®/LSTA Leveraged Loan Index†	1.37%	4.21%	3.85%	3.88%

Average Annual Total Returns as of 9/30/19 (most recent calendar quarter end)
No Sales Charges		2.98%	—	1.77%
S&P®/LSTA Leveraged Loan Index†		3.10%	—	3.98%

Class S	6-Month‡	1-Year	5-Year	10-Year

Average Annual Total Returns as of 11/30/19
No Sales Charges	2.09%	4.55%	1.71%	3.72%
S&P®/LSTA Leveraged Loan Index†	1.37%	4.21%	3.85%	5.15%

Average Annual Total Returns as of 9/30/19 (most recent calendar quarter end)
No Sales Charges		2.87%	1.65%	3.82%
S&P®/LSTA Leveraged Loan Index†		3.10%	3.98%	5.22%

4	|	DWS Floating Rate Fund

Institutional Class	6-Month‡	1-Year	5-Year	10-Year

Average Annual Total Returns as of 11/30/19
No Sales Charges	2.14%	4.65%	1.79%	3.82%
S&P®/LSTA Leveraged Loan Index†	1.37%	4.21%	3.85%	5.15%

Average Annual Total Returns as of 9/30/19 (most recent calendar quarter end)
No Sales Charges		2.98%	1.76%	3.93%
S&P®/LSTA Leveraged Loan Index†		3.10%	3.98%	5.22%

Performance in the Average Annual Total Returns table(s) above and the Growth of an Assumed $10,000 Investment line graph that follows is historical and does not guarantee future results. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit dws.com for the Fund’s most recent month-end performance. Fund performance includes reinvestment of all distributions. Unadjusted returns do not reflect sales charges and would have been lower if they had.

The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated October 1, 2019 are 1.21%, 1.98%, 0.88%, 1.05% and 0.91% for Class A, Class C, Class R6, Class S and Institutional Class shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only, and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights.

DWS Floating Rate Fund	|	5

Growth of an Assumed $10,000 Investment (Adjusted for Maximum Sales Charge)

Class A shares’ growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 2.75%. This results in a net initial investment of $9,725.

The growth of $10,000 is cumulative.

Performance of other share classes will vary based on the sales charges and the fee structure of those classes.

*	Class R6 shares commenced operations on October 1, 2014.

†

The Standard & Poor’s and the Loan Syndications and Trading Association’s (S&P/LSTA) Leveraged Loan Index is an unmanaged, market-value-weighted total return index that tracks outstanding balance and current spread over LIBOR for fully funded term loans.

‡	Total returns shown for periods less than one year are not annualized.

	Class A	Class C	Class R6	Class S	Institutional Class

Net Asset Value
11/30/19	$8.06	$8.10	$8.06	$8.05	$8.05
5/31/19	$8.09	$8.13	$8.09	$8.08	$8.08

Distribution Information as of 11/30/19
Income Dividends, Six Months	$.19	$.16	$.20	$.20	$.20

6	|	DWS Floating Rate Fund

Portfolio Management Team

Gary Russell, CFA, Managing Director

Portfolio Manager of the Fund. Began managing the Fund in 2017.

–	Joined DWS in 1996. Served as the Head of the High Yield group in Europe and as an Emerging Markets Portfolio Manager.

–	Prior to that, he spent four years at Citicorp as a research analyst and structurer of collateralized mortgage obligations. Prior to Citicorp, he served as an officer in the US Army from 1988 to 1991.

–	Co-Head of US Credit — Head of US High Yield Bonds and Loans: New York.

–	BS, United States Military Academy (West Point); MBA, New York University, Stern School of Business.

Lonnie Fox, Director

Portfolio Manager of the Fund. Began managing the Fund on October 9, 2019.

–	Joined DWS in 2004. Prior to his current role, he worked as a high yield credit analyst. Prior to joining, he served as a business analyst at Deloitte Consulting.

–	Portfolio Manager for High Yield Strategies: New York.

–	BS, Cornell University; MBA in Finance and Strategy, New York University, Stern School of Business.

Thomas R. Bouchard, Director

Portfolio Manager of the Fund. Began managing the Fund on October 9, 2019.

–	Joined DWS in 2006. Prior to joining, he served as a High Yield Investment Analyst at Flagship Capital Management. He also served as an officer in the US Army from 1989 to 1997.

–	Portfolio Manager for High Yield Strategies: New York.

–	BS, University of Wisconsin — Madison; MBA in Finance, Boston College; MA in Strategic Studies from US Army War College.

DWS Floating Rate Fund	|	7

Portfolio Summary	(Unaudited)

Asset Allocation (As a % of Net Assets)	11/30/19	5/31/19
Loan Participations and Assignments	91%	92%
Exchange-Traded Funds	4%	4%
Cash Equivalents and Other Assets and Liabilities, Net	4%	3%
Corporate Bonds	1%	1%
Common Stocks	0%	0%
Warrants	0%	0%
	100%	100%

Quality (As a % of Investment Portfolio excluding Common Stocks, Warrants, Exchange-Traded Funds and Cash Equivalents)	11/30/19	5/31/19
BBB	9%	12%
BB	43%	43%
B	44%	41%
Below B	3%	3%
Not Rated	1%	1%
	100%	100%

Credit quality represents the rating of Standard & Poor’s Corporation and is their opinion as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

Sector Diversification (As a % of Loan Participations and Assignments, Corporate Bonds and Common Stocks)	11/30/19	5/31/19
Consumer Discretionary	20%	19%
Communication Services	17%	17%
Industrials	17%	16%
Information Technology	11%	13%
Materials	11%	10%
Health Care	8%	8%
Financials	6%	6%
Consumer Staples	5%	6%
Energy	3%	3%
Utilities	2%	2%
	100%	100%

Portfolio holdings and characteristics are subject to change.

For more complete details about the Fund’s investment portfolio, see page 9. A quarterly Fact Sheet is available on dws.com or upon request. Please see the Account Management Resources section on page 49 for contact information.

8	|	DWS Floating Rate Fund

Investment Portfolio	as of November 30, 2019 (Unaudited)

	Principal Amount ($)	Value ($)
Loan Participations and Assignments 90.5%
Senior Loans**

Communication Services 15.2%

Altice Financing SA, First Lien Term Loan, 1-month USD LIBOR + 2.750%, 4.472%, 1/31/2026	1,262,960	1,235,077

Avaya, Inc., Term Loan B, 1-month USD LIBOR + 4.250%, 6.015%, 12/15/2024	480,228	459,578

CenturyLink, Inc., Term Loan B, 1-month USD LIBOR + 2.750%, 4.452%, 1/31/2025	2,433,256	2,435,957

Clear Channel Outdoor Holdings, Inc., Term Loan B, 1-month USD LIBOR + 3.500%, 5.202%, 8/21/2026	1,115,000	1,119,778

Colorado Buyer, Inc.:

Term Loan B, 1-month USD LIBOR + 3.000%, 4.77%, 5/1/2024	255,568	214,322

Second Lien Term Loan, 1-month USD LIBOR + 7.250%, 9.01%, 5/1/2025	215,000	137,600

Communications Sales & Leasing, Inc., Term Loan B, 1-month USD LIBOR + 5.000%, 6.702%, 10/24/2022	739,669	716,555

Consolidated Communications, Inc., Term Loan B, 1-month USD LIBOR + 3.000%, 4.71%, 10/4/2023	489,348	454,254

CSC Holdings LLC:

Term Loan, 1-month USD LIBOR + 2.250%, 3.99% 1/15/2026	300,000	299,925

First Lien Term Loan, 1-month USD LIBOR + 2.250%, 4.015%, 7/17/2025	2,524,823	2,522,892

Term Loan B5, 2-month USD LIBOR + 2.500%, 4.327%, 4/15/2027	402,514	403,721

iHeartCommunications, Inc., Term Loan, 1-month USD LIBOR + 4.000%, 5.781%, 5/1/2026	151,095	152,259

Intelsat Jackson Holdings SA, Term Loan B3, 6-month USD LIBOR + 3.750%, 5.682%, 11/27/2023	2,250,000	2,222,437

ION Media Networks, Inc., Term Loan B, 1-month USD LIBOR + 3.000%, 4.75%, 12/18/2024	1,186,827	1,187,189

Level 3 Financing, Inc., Term Loan B, 1-month USD LIBOR + 2.250%, 3.952%, 2/22/2024	725,255	726,071

Mission Broadcasting, Inc., Term Loan B3, 1-month USD LIBOR + 2.250%, 4.031%, 1/17/2024	63,636	63,808

NASCAR Holdings, Inc, Term Loan B, 1-month USD LIBOR + 2.750%, 4.513%, 10/19/2026	215,426	217,206

Nexstar Broadcasting, Inc., Term Loan B3, 1-month USD LIBOR + 2.250%, 3.952%, 1/17/2024	320,253	321,119

Sprint Communications, Inc., First Lien Term Loan B, 1-month USD LIBOR + 2.500%, 4.25%, 2/2/2024	3,091,724	3,064,671

The accompanying notes are an integral part of the financial statements.

DWS Floating Rate Fund	|	9

	Principal Amount ($)	Value ($)

Telesat Canada:

Term Loan B5, 3-month USD LIBOR + 2.750%, 4.63%, 11/22/2026	3,950,000	3,952,469

Term Loan B4, 3-month USD LIBOR + 2.500%, 4.61%, 11/17/2023	2,223,751	2,229,033

Univision Communications, Inc., Term Loan C5, 1-month USD LIBOR + 2.750%, 4.452%, 3/15/2024	1,080,252	1,059,754

Virgin Media Bristol LLC, Term Loan N, 1-month USD LIBOR + 2.500%, 4.265%, 1/31/2028	2,357,877	2,361,803

Windstream Services LLC:

Term Loan B7, Prime Rate + 4.250%, 9.0%, 2/17/2024	244,056	230,176

Term Loan B6, Prime Rate + 5.000%, 9.75%, 3/29/2021	284,398	271,174

Zayo Group LLC, Term Loan, 1-month USD LIBOR + 2.250%, 3.952%, 1/19/2024	2,420,199	2,427,484

Ziggo Secured Finance Partnership, Term Loan E, 1-month USD LIBOR + 2.500%, 4.265%, 4/15/2025	1,400,000	1,399,559

		31,885,871

Consumer Discretionary 17.7%

1011778 B.C. Unlimited Liability Co., Term Loan B4, 1-month USD LIBOR + 1.750%, 3.452%, 11/19/2026	3,329,368	3,332,697

1199169 B.C. Unlimited Liability Co., Term Loan B2, 3-month USD LIBOR + 4.000%, 6.104%, 4/6/2026	265,574	266,943

Abercrombie & Fitch Management Co., Term Loan B1, 1-month USD LIBOR + 3.500%, 5.22%, 8/7/2021	639,942	640,544

Academy Ltd.:

Term Loan B, 1-month USD-LIBOR + 4.000%, 5.781%, 7/1/2022	298,457	224,589

Term Loan B, 1-month USD-LIBOR + 4.000%, 5.785%, 7/1/2022	155,638	117,118

AMC Entertainment Holdings, Inc., Term Loan B, 6-month USD LIBOR + 3.000%, 5.23%, 4/22/2026	820,875	825,263

American Axle and Manufacturing, Inc.:

Term Loan B, 1-month USD-LIBOR + 2.250%, 3.96%, 4/6/2024	446,650	439,711

Term Loan B, 3-month USD-LIBOR + 2.250%, 4.19%, 4/6/2024	111,048	109,323

Bass Pro Group LLC, Term Loan B, 1-month USD LIBOR + 5.000%, 6.702%, 9/25/2024	1,180,247	1,162,543

Belron Finance U.S. LLC:

Term Loan B, 3-month USD LIBOR + 2.250%, 4.144%, 11/7/2024	664,085	667,266

Term Loan B, 3-month USD LIBOR + 2.500%, 4.436%, 10/30/2026	330,000	331,497

BJ’s Wholesale Club, Inc., First Lien Term Loan, 1-month USD LIBOR + 2.750%, 4.509%, 2/3/2024	571,626	574,332

The accompanying notes are an integral part of the financial statements.

10	|	DWS Floating Rate Fund

	Principal Amount ($)	Value ($)

Boyd Gaming Corp., Term Loan B3, 1-week USD LIBOR + 2.250%, 3.848%, 9/15/2023	548,083	550,355

Caesars Entertainment Operating Co., Term Loan, 1-month USD LIBOR + 2.000%, 3.702%, 10/7/2024	1,308,605	1,311,831

Caesars Resort Collection LLC, First Lien Term Loan B, 1-month USD LIBOR + 2.750%, 4.452%, 12/23/2024	1,580,597	1,571,097

Capital Automotive LP, Second Lien Term Loan, 1-month USD LIBOR + 6.000%, 7.71%, 3/24/2025	332,233	334,103

Crown Finance U.S., Inc.:

Term Loan, 1-month USD LIBOR + 2.250%, 3.952%, 2/28/2025	2,180,996	2,176,634

Term Loan, 1-month USD LIBOR + 2.500%, 4.202%, 9/30/2026	300,000	300,080

Delta 2 (LUX) S.a.r.l., Term Loan, 1-month USD LIBOR + 2.500%, 4.202%, 2/1/2024	2,117,900	2,109,068

Eldorado Resorts LLC:

Term Loan B, 1-month USD-LIBOR + 2.250%, 4.0%, 4/17/2024	294,343	294,588

Term Loan B, 1-month USD-LIBOR + 2.250%, 4.063%, 4/17/2024	38,793	38,826

Fitness International LLC, Term Loan B, 1-month USD LIBOR + 3.250%, 4.952%, 4/18/2025	705,971	703,398

Four Seasons Hotels Ltd., First Lien Term Loan, 1-month USD LIBOR + 2.000%, 3.702%, 11/30/2023	1,618,582	1,628,917

Gray Television, Inc., Term Loan C, 1-month USD LIBOR + 2.500%, 4.281%, 1/2/2026	621,723	624,788

Harbor Freight Tools U.S.A., Inc., Term Loan B, 1-month USD LIBOR + 2.500%, 4.202%, 8/18/2023	324,172	317,858

IAA, Inc., Term Loan B, 1-month USD LIBOR + 2.250%, 4.0%, 6/28/2026	455,130	457,975

J. Crew Group, Inc.:

Term Loan, 1-month USD-LIBOR + 3.220%, 4.922%, 3/5/2021	255,032	223,269

Term Loan, 3-month USD-LIBOR + 3.220%, 5.147%, 3/5/2021	62,214	54,466

Term Loan, 3-month USD-LIBOR + 3.220%, 5.324%, 3/5/2021	96,781	84,727

J.C. Penney Corp., Inc., Term Loan B, 3-month USD LIBOR + 4.250%, 6.159%, 6/23/2023	406,184	356,652

Jeld-Wen, Inc., First Lien Term Loan, 3-month USD LIBOR + 2.000%, 4.104%, 12/14/2024	633,853	635,196

KAR Auction Services, Inc., Term Loan B6, 1-month USD LIBOR + 2.250%, 4.0%, 9/19/2026	456,412	459,693

Lands’ End, Inc., Term Loan B, 1-month USD LIBOR + 3.250%, 4.952%, 4/4/2021	220,715	213,128

The accompanying notes are an integral part of the financial statements.

DWS Floating Rate Fund	|	11

	Principal Amount ($)	Value ($)

Midas Intermediate Holdco II LLC, Term Loan B, 3-month USD LIBOR + 2.750%, 4.85%, 8/18/2021	574,687	544,519

Neiman Marcus Group Ltd., LLC, Term Loan, 1-month USD LIBOR + 6.000%, 7.771%, 10/25/2023	521,991	387,578

NEP/NCP Holdco, Inc., First Lien Term Loan, 1-month USD LIBOR + 3.250%, 4.952%, 10/20/2025	789,038	744,062

Nielsen Finance LLC, Term Loan B4, 1-month USD LIBOR + 2.000%, 3.758%, 10/4/2023	1,660,201	1,657,836

Numericable Group SA, Term Loan B11, 1-month USD LIBOR + 2.750%, 4.452%, 7/31/2025	832,398	811,392

Panther BF Aggregator 2 LP, Term Loan B, 1-month USD LIBOR + 3.500%, 5.202%, 4/30/2026	650,000	650,816

Penn National Gaming, Inc., First Lien Term Loan B, 1-month USD LIBOR + 2.250%, 3.952%, 10/15/2025	240,765	242,037

Petco Animal Supplies, Inc., Term Loan B, 3-month USD LIBOR + 3.250%, 5.177%, 1/26/2023	786,568	625,979

PetSmart, Inc., Term Loan, 1-month USD LIBOR + 4.000%, 5.77%, 3/11/2022	731,374	713,700

Scientific Games International, Inc., Term Loan B5, 1-month USD LIBOR + 2.750%, 4.452%, 8/14/2024	1,277,328	1,273,515

Serta Simmons Bedding LLC:

First Lien Term Loan, 1-month USD-LIBOR + 3.500%, 5.222%, 11/8/2023	88,685	52,398

First Lien Term Loan, 1-month USD-LIBOR + 3.500%, 5.265%, 11/8/2023	311,625	184,119

Springer Nature Deutschland GmbH, Term Loan B16, 1-month USD LIBOR + 3.500%, 5.202%, 8/14/2024	752,322	753,849

SRAM LLC:

Term Loan B, 1-month USD-LIBOR + 2.750%, 4.452%, 3/15/2024	927,651	931,130

Term Loan B, Prime Rate + 1.750%, 6.5%, 3/15/2024	29,356	29,466

Tenneco, Inc., Term Loan B, 1-month USD LIBOR + 3.000%, 4.702%, 10/1/2025 (a)	509,774	488,746

The Stars Group Holdings BV, Term Loan, 3-month USD LIBOR + 3.500%, 5.604%, 7/10/2025	649,467	653,010

Verscend Holding Corp., Term Loan B, 1-month USD LIBOR + 4.500%, 6.202%, 8/27/2025	763,061	765,732

Wand NewCo 3, Inc., First Lien Term Loan, 1-month USD LIBOR + 3.500%, 5.202%, 2/5/2026	653,363	656,793

William Morris Endeavor Entertainment LLC:

First Lien Term Loan, 1-month USD-LIBOR + 2.750%, 4.46%, 5/18/2025	325,186	320,445

First Lien Term Loan, 2-month USD-LIBOR + 2.750%, 4.62%, 5/18/2025	1,504	1,482

First Lien Term Loan, 3-month USD-LIBOR + 2.750%, 4.68%, 5/18/2025	243,090	239,546

The accompanying notes are an integral part of the financial statements.

12	|	DWS Floating Rate Fund

	Principal Amount ($)	Value ($)

WMG Acquisition Corp., Term Loan F, 1-month USD LIBOR + 2.125%, 3.827%, 11/1/2023	1,427,335	1,431,902

		37,298,527

Consumer Staples 4.7%

Albertsons LLC, Term Loan B8, 1-month USD LIBOR + 2.750%, 4.452%, 8/17/2026	1,227,542	1,236,804

Energizer Holdings, Inc., Term Loan B, 1-month USD LIBOR + 2.250%, 4.063%, 12/17/2025	1,581,483	1,590,379

Golden Nugget, Inc.:

Term Loan B, 1-month USD-LIBOR + 2.750%, 4.452%, 10/4/2023	66,568	66,644

Term Loan B, 3-month USD-LIBOR + 2.750%, 4.677%, 10/4/2023	690,086	690,876

Term Loan B, 3-month USD-LIBOR + 2.750%, 4.716%, 10/4/2023	609,567	610,266

Hostess Brands LLC:

Term Loan, 1-month USD-LIBOR + 2.250%, 3.952%, 8/3/2025	300,808	300,934

Term Loan, 3-month USD-LIBOR + 2.250%, 4.177%, 8/3/2025	678,193	678,478

JBS USA Lux SA, Term Loan B, 1-month USD LIBOR + 2.500%, 4.202%, 5/1/2026	3,221,312	3,246,970

TKC Holdings, Inc., First Lien Term Loan, 1-month USD LIBOR + 3.750%, 5.46%, 2/1/2023	764,341	729,945

Weight Watchers International, Inc., Term Loan B, 3-month USD LIBOR + 4.750%, 6.86%, 11/29/2024	823,137	824,763

		9,976,059

Energy 2.5%

Buckeye Partners LP, Term Loan B, 1-month USD LIBOR + 2.750%, 4.531%, 11/1/2026	930,000	938,635

Eastern Power LLC, Term Loan B, 1-month USD LIBOR + 3.750%, 5.452%, 10/2/2023	952,670	954,556

Gulf Finance LLC:

Term Loan B, 1-month USD-LIBOR + 5.250%, 7.04%, 8/25/2023	215,978	164,683

Term Loan B, 3-month USD-LIBOR + 5.250%, 7.36%, 8/25/2023	128,951	98,325

HFOTCO LLC, Term Loan B, Prime Rate + 1.750%, 7.0%, 6/26/2025	939,239	939,239

Lower Cadence Holdings LLC, Term Loan B, 1-month USD LIBOR + 4.000%, 5.702%, 5/22/2026	743,137	705,672

NorthRiver Midstream Finance LP, Term Loan B, 3-month USD LIBOR + 3.250%, 5.349%, 10/1/2025	386,100	381,152

Peabody Energy Corp., Term Loan, 1-month USD LIBOR + 2.750%, 4.452%, 3/31/2025	949,539	805,921

The accompanying notes are an integral part of the financial statements.

DWS Floating Rate Fund	|	13

	Principal Amount ($)	Value ($)

Seadrill Partners Finco LLC, Term Loan B, 3-month USD LIBOR + 6.000%, 8.104%, 2/21/2021	717,888	292,748

		5,280,931

Financials 5.3%

AmWINS Group, Inc.:

Term Loan B, 1-month USD-LIBOR + 2.750%, 4.452%, 1/25/2024	1,284,331	1,289,475

Term Loan B, 1-month USD-LIBOR + 2.750%, 4.521%, 1/25/2024	306,572	307,800

Asurion LLC:

Term Loan B4, 1-month USD LIBOR + 3.000%, 4.702%, 8/4/2022	722,737	724,848

Term Loan B6, 1-month USD LIBOR + 3.000%, 4.702%, 11/3/2023	1,112,759	1,115,108

Second Lien Term Loan, 1-month USD LIBOR + 6.500%, 8.202%, 8/4/2025	780,000	787,558

Brand Energy & Infrastructure Services, Inc.:

Term Loan, 3-month USD-LIBOR + 4.250%, 6.184%, 6/21/2024	598,760	587,533

Term Loan, 3-month USD-LIBOR + 4.250%, 6.293%, 6/21/2024	530,835	520,882

Term Loan, 3-month USD-LIBOR + 4.250%, 6.354%, 6/21/2024	2,896	2,842

Deerfield Dakota Holding LLC, Term Loan B, 1-month USD LIBOR + 3.250%, 4.952%, 2/13/2025	525,995	520,143

Edelman Financial Center LLC, First Lien Term Loan, 1-month USD LIBOR + 3.250%, 4.972%, 7/21/2025	372,188	371,179

Forterra Finance LLC, Term Loan B, 1-month USD LIBOR + 3.000%, 4.702%, 10/25/2023	301,434	290,801

Hub International Ltd.:

Term Loan B, 3-month USD-LIBOR + 2.750%, 4.648%, 4/25/2025	3,386	3,344

Term Loan B, 3-month USD-LIBOR + 2.750%, 4.69%, 4/25/2025	1,333,971	1,317,656

LPL Holdings, Inc., Term Loan B1, 1-month USD LIBOR + 1.750%, 3.45%, 11/12/2026	858,062	861,992

MGM Growth Properties Operating Partnership LP, Term Loan B, 1-month USD LIBOR + 2.000%, 3.702%, 3/21/2025	707,703	710,700

SBA Senior Finance II LLC, Term Loan B, 1-month USD LIBOR + 1.750%, 3.46%, 4/11/2025	1,071,859	1,073,312

Sedgwick Claims Management Services, Inc., Term Loan B, 1-month USD LIBOR + 3.250%, 4.952%, 12/31/2025	764,225	752,215

		11,237,388

The accompanying notes are an integral part of the financial statements.

14	|	DWS Floating Rate Fund

	Principal Amount ($)	Value ($)
Health Care 7.3%

Acadia Healthcare Co., Inc.:

Term Loan B3, 1-month USD LIBOR + 2.500%, 4.202%, 2/11/2022	465,016	466,469

Term Loan B4, 1-month USD LIBOR + 2.500%, 4.202%, 2/16/2023	1,831,118	1,836,841

Bausch Health Companies, Inc., Term Loan B, 1-month USD LIBOR + 3.000%, 4.765%, 6/2/2025	3,654,665	3,674,655

Endo Luxembourg Finance Company I S.a r.l., Term Loan B, 1-month USD LIBOR + 4.250%, 6.0%, 4/29/2024	1,117,846	1,033,857

Envision Healthcare Corp., First Lien Term Loan, 1-month USD LIBOR + 3.750%, 5.416%, 10/10/2025	1,050,005	829,998

Gentiva Health Services, Inc., First Lien Term Loan, 1-month USD LIBOR + 3.750%, 5.5%, 7/2/2025	695,406	699,102

Grifols Worldwide Operations U.S.A., Inc., Term Loan B, 3-month USD LIBOR + 2.000%, 3.60%, 11/15/2027	1,333,333	1,342,673

HCA, Inc., Term Loan B12, 1-month USD LIBOR + 1.750%, 3.452%, 3/13/2025	904,907	910,060

Horizon Pharma, Inc., Term Loan B, 1-month USD LIBOR + 2.500%, 4.313%, 5/22/2026	600,291	605,168

IQVIA, Inc., Term Loan B2, 3-month USD LIBOR + 2.000%, 4.104%, 1/17/2025	1,445,292	1,453,964

Mallinckrodt International Finance SA, Term Loan B, 3-month USD LIBOR + 2.750%, 4.854%, 9/24/2024	1,012,752	797,542

MPH Acquisition Holdings LLC, Term Loan B, 3-month USD LIBOR + 2.750%, 4.854%, 6/7/2023	851,741	817,246

Parexel International Corp., Term Loan B, 1-month USD LIBOR + 2.750%, 4.452%, 9/27/2024	965,492	935,320

		15,402,895

Industrials 15.7%

Advantage Sales & Marketing, Inc., First Lien Term Loan, 1-month USD LIBOR + 3.250%, 4.952%, 7/23/2021	431,387	408,362

Aleris International, Inc., Term Loan, 1-month USD LIBOR + 4.750%, 6.452%, 2/27/2023	493,750	494,575

Altra Industrial Motion Corp., Term Loan B, 1-month USD LIBOR + 2.000%, 3.702%, 10/1/2025	794,627	794,381

American Airlines, Inc., Term Loan, 1-month USD LIBOR + 2.000%, 3.765%, 12/14/2023	1,301,717	1,303,676

AVSC Holding Corp.:

First Lien Term Loan, 1-month USD-LIBOR + 3.250%, 5.031%, 3/3/2025	194,730	189,619

First Lien Term Loan, 3-month USD-LIBOR + 3.250%, 5.234%, 3/3/2025	195,646	190,511

First Lien Term Loan, 3-month USD-LIBOR + 3.250%, 5.354%, 3/3/2025	10,945	10,658

The accompanying notes are an integral part of the financial statements.

DWS Floating Rate Fund	|	15

	Principal Amount ($)	Value ($)

Beacon Roofing Supply, Inc., Term Loan B, 1-month USD LIBOR + 2.250%, 3.952%, 1/2/2025	719,007	714,775

BrightView Landscapes LLC:

First Lien Term Loan B, 1-month USD-LIBOR + 2.500%, 4.25%, 8/15/2025	299,017	300,607

First Lien Term Loan B, 1-month USD-LIBOR + 2.500%, 4.312%, 8/15/2025	360,854	362,772

Camelot U.S. Acquisition 1 Co., Term Loan B, 1-month USD LIBOR + 3.250%, 4.952%, 10/31/2026	1,000,000	1,005,000

Clark Equipment Co., Term Loan B, 3-month USD LIBOR + 2.000%, 4.104%, 5/18/2024	368,239	368,852

Covia Holdings Corp., Term Loan, 3-month USD LIBOR + 4.000%, 6.043%, 6/1/2025	574,191	408,454

Cushman & Wakefield U.S. Borrower LLC, Term Loan B, 1-month USD LIBOR + 3.250%, 4.952%, 8/21/2025	584,100	586,168

Dynasty Acquisition Co., Inc., Term Loan B1, 3-month USD LIBOR + 4.000%, 6.104%, 4/6/2026	497,484	500,048

EWT Holdings III Corp., Term Loan, 1-month USD LIBOR + 3.000%, 4.702%, 12/20/2024	1,750,856	1,758,516

Filtration Group Corp., First Lien Term Loan, 1-month USD LIBOR + 3.000%, 4.702%, 3/29/2025	600,374	602,487

Flexential Intermediate Corp., First Lien Term Loan, 3-month USD LIBOR + 3.500%, 5.604%, 8/1/2024	440,506	355,268

Garda World Security Corp., First Lien Term Loan, 3-month USD LIBOR + 4.750%, 6.66%, 10/30/2026	925,000	923,612

Gardner Denver, Inc., Term Loan B, 1-month USD LIBOR + 2.750%, 4.452%, 7/30/2024	1,792,130	1,801,081

Gates Global LLC, Term Loan B, 1-month USD LIBOR + 2.750%, 4.452%, 4/1/2024	2,985,711	2,981,710

GFL Environmental, Inc., Term Loan B, 1-month USD LIBOR + 3.000%, 4.702%, 5/30/2025	1,496,477	1,482,447

Granite Generation LLC, Term Loan B, 1-month USD LIBOR + 3.750%, 5.452%, 11/9/2026	1,000,000	987,500

H.B. Fuller Co., Term Loan B, 1-month USD LIBOR + 2.000%, 3.724%, 10/20/2024	1,322,449	1,325,378

Infor (U.S.), Inc., Term Loan B6, 3-month USD LIBOR + 2.750%, 4.854%, 2/1/2022	886,092	888,799

Kenan Advantage Group, Inc.:

Term Loan, 1-month USD LIBOR + 3.000%, 4.702%, 7/31/2022	819,280	801,870

Term Loan B, 1-month USD LIBOR + 3.000%, 4.702%, 7/31/2022	225,526	220,734

Maxar Technologies Ltd., Term Loan B, 3-month USD LIBOR + 2.750%, 4.854%, 10/4/2024	382,076	340,663

NCI Building Systems, Inc., Term Loan, 1-month USD LIBOR + 3.750%, 5.509%, 4/12/2025	392,022	388,102

The accompanying notes are an integral part of the financial statements.

16	|	DWS Floating Rate Fund

	Principal Amount ($)	Value ($)

Prime Security Services Borrower LLC, Term Loan B1, 1-month USD LIBOR + 3.250%, 5.035%, 9/23/2026	876,527	868,586

Quikrete Holdings, Inc., First Lien Term Loan, 1-month USD LIBOR + 2.750%, 4.452%, 11/15/2023	1,461,103	1,462,936

Sabre GLBL, Inc., Term Loan B, 1-month USD LIBOR + 2.000%, 3.702%, 2/22/2024	808,877	812,586

SRS Distribution Inc., First Lien Term Loan, 1-month USD LIBOR + 3.250%, 4.952%, 5/23/2025	760,375	747,859

Staples, Inc., 7 Year Term Loan, 1-month USD LIBOR + 5.000%, 6.781%, 4/16/2026	422,875	418,310

Titan Acquisition Ltd., Term Loan B, 1-month USD LIBOR + 3.000%, 4.702%, 3/28/2025	550,806	528,275

TransDigm, Inc., Term Loan E, 1-month USD LIBOR + 2.500%, 4.202%, 5/30/2025	3,224,684	3,225,297

Travelport Finance (Luxembourg) S.a.r.l., Term Loan, 3-month USD LIBOR + 5.000%, 7.104%, 5/29/2026	510,000	467,430

Welbilt, Inc., Term Loan B, 1-month USD LIBOR + 2.500%, 4.202%, 10/23/2025	1,161,802	1,166,159

XPO Logistics, Inc., Term Loan B, 1-month USD LIBOR + 2.000%, 3.702%, 2/24/2025	830,294	833,582

		33,027,645

Information Technology 10.0%

Almonde, Inc.:

First Lien Term Loan, 2-month USD-LIBOR + 3.500%, 5.696%, 6/13/2024	230,564	225,954

First Lien Term Loan, 6-month USD-LIBOR + 3.500%, 5.696%, 6/13/2024	1,489,257	1,459,475

Second Lien Term Loan, 6-month USD LIBOR + 7.250%, 9.446%, 6/13/2025	571,428	555,000

Banff Merger Sub, Inc., Term Loan B, 1-month USD LIBOR + 4.250%, 5.952%, 10/2/2025	1,240,625	1,196,428

Cabot Microelectronics Corp., Term Loan B, 1-month USD LIBOR + 2.250%, 4.0%, 11/14/2025	458,288	460,579

Change Healthcare Holdings LLC, Term Loan B, 1-month USD LIBOR + 2.500%, 4.202%, 3/1/2024	2,667,466	2,670,641

Cypress Intermediate Holdings III, Inc., First Lien Term Loan, 1-month USD LIBOR + 2.750%, 4.46%, 4/29/2024	1,708,169	1,700,969

Dell International LLC, Term Loan B, 1-month USD LIBOR + 2.000%, 3.71%, 9/19/2025	1,073,381	1,080,760

Diebold, Inc., Term Loan B, 1-month USD LIBOR + 2.750%, 4.563%, 11/6/2023	408,239	381,703

Financial & Risk U.S. Holdings, Inc., Term Loan, 1-month USD LIBOR + 3.750%, 5.452%, 10/1/2025	1,220,775	1,229,760

Kronos, Inc.:

Term Loan B, 3-month USD LIBOR + 3.000%, 4.909%, 11/1/2023	2,356,218	2,358,421

Second Lien Term Loan, 3-month USD LIBOR + 8.250%, 10.159%, 11/1/2024	500,000	506,875

The accompanying notes are an integral part of the financial statements.

DWS Floating Rate Fund	|	17

	Principal Amount ($)	Value ($)

MA FinanceCo., LLC, Term Loan B3, 1-month USD LIBOR + 2.500%, 4.202%, 6/21/2024	135,653	135,123

McAfee LLC, Term Loan B, 1-month USD LIBOR + 3.750%, 5.452%, 9/30/2024	596,985	598,292

Riverbed Technology, Inc., Term Loan, 1-month USD LIBOR + 3.250%, 4.96%, 4/24/2022	415,671	332,429

Seattle Spinco, Inc., Term Loan B3, 1-month USD LIBOR + 2.500%, 4.202%, 6/21/2024	916,096	912,518

SS&C Technologies Holdings Europe S.a.r.l., Term Loan B4, 1-month USD LIBOR + 2.250%, 3.952%, 4/16/2025	314,886	317,411

SS&C Technologies, Inc.:

Term Loan B3, 1-month USD LIBOR + 2.250%, 3.952%, 4/16/2025	483,728	487,608

Term Loan B5, 1-month USD LIBOR + 2.250%, 3.952%, 4/16/2025	746,372	751,037

Tempo Acquisition LLC, Term Loan, 1-month USD LIBOR + 3.000%, 4.786%, 5/1/2024	2,438,838	2,444,679

Verifone Systems, Inc., First Lien Term Loan, 3-month USD LIBOR + 4.000%, 5.899%, 8/20/2025	1,243,012	1,203,391

		21,009,053

Materials 10.2%

Axalta Coating Systems U.S. Holdings, Inc., Term Loan B3, 3-month USD LIBOR + 1.750%, 3.854%, 6/1/2024	977,443	979,452

Berry Global, Inc., Term Loan U, 1-month USD LIBOR + 2.500%, 4.258%, 7/1/2026	927,675	932,712

BWAY Holding Co., Term Loan B, 3-month USD LIBOR + 3.250%, 5.234%, 4/3/2024	2,249,879	2,210,225

Consolidated Container Co., LLC, First Lien Term Loan, 1-month USD LIBOR + 2.750%, 4.452%, 5/22/2024	823,237	818,433

CPG International, Inc., Term Loan, 3-month USD LIBOR + 3.750%, 5.933%, 5/5/2024	477,137	472,516

Flex Acquisition Co., Inc.:

First Lien Term Loan, 1-month USD-LIBOR + 3.000%, 4.781%, 12/29/2023	13,388	13,010

First Lien Term Loan, 3-month USD-LIBOR + 3.000%, 5.099%, 12/29/2023	731,023	710,372

Ineos U.S. Finance LLC, Term Loan B, 1-month USD LIBOR + 2.000%, 3.702%, 3/31/2024	1,615,338	1,609,620

Messer Industries GmbH, Term Loan, 3-month USD LIBOR + 2.500%, 4.604%, 3/1/2026	597,000	599,239

Minerals Technologies, Inc.:

Term Loan B, 1-month USD-LIBOR + 2.250%, 3.96%, 2/14/2024	711,604	715,162

Term Loan B, 1-month USD-LIBOR + 2.250%, 4.02%, 2/14/2024	40,136	40,336

Term Loan B, 1-month USD-LIBOR + 2.250%, 4.04%, 2/14/2024	32,108	32,269

Term Loan B, 3-month USD-LIBOR + 2.250%, 4.39%, 2/14/2024	140,474	141,177

The accompanying notes are an integral part of the financial statements.

18	|	DWS Floating Rate Fund

	Principal Amount ($)	Value ($)

New Arclin U.S. Holding Corp., Term Loan, 1-month USD LIBOR + 3.500%, 5.202%, 2/14/2024	493,801	483,925

Reynolds Group Holdings, Inc., Term Loan, 1-month USD LIBOR + 2.750%, 4.452%, 2/5/2023	3,988,921	4,000,150

Starfruit Finco BV, Term Loan B, 1-month USD LIBOR + 3.250%, 5.005%, 10/1/2025	1,473,875	1,462,820

The Chemours Co., Term Loan B, 1-month USD LIBOR + 1.750%, 3.46%, 4/3/2025	596,970	568,055

Tronox Finance LLC:

Term Loan B, 1-month USD-LIBOR + 2.750%, 4.452%, 9/23/2024	1,623,104	1,622,698

Term Loan B, 3-month USD-LIBOR + 2.750%, 4.854%, 9/23/2024	1,042,247	1,041,986

U.S. Silica Co., Term Loan B, 1-month USD LIBOR + 4.000%, 5.75%, 5/1/2025	837,233	717,668

Univar, Inc., Term Loan B, 1-month USD LIBOR + 2.250%, 3.952%, 7/1/2024	2,268,319	2,277,222

		21,449,047

Utilities 1.9%

Astoria Energy LLC, Term Loan B, 1-month USD LIBOR + 4.000%, 5.702%, 12/24/2021	795,343	796,461

Calpine Corp.:

Term Loan B10, 1-month USD LIBOR + 2.500%, 4.202%, 8/12/2026	498,715	500,897

Term Loan B5, 3-month USD LIBOR + 2.500%, 4.61%, 1/15/2024	1,082,466	1,086,737

Vistra Operations Co. LLC:

First Lien Term Loan B3, 1-month USD-LIBOR + 1.750%, 3.452%, 12/31/2025	1,235,636	1,240,912

First Lien Term Loan B3, 1-month USD-LIBOR + 1.750%, 3.515%, 12/31/2025	294,739	295,997

		3,921,004
Total Loan Participations and Assignments (Cost $192,462,156)		190,488,420

Corporate Bonds 0.9%
Communication Services 0.8%

CommScope, Inc., 144A, 5.5%, 3/1/2024	730,000	758,287

Diamond Sports Group LLC, 144A, 5.375%, 8/15/2026	326,000	330,890

iHeartCommunications, Inc.:

6.375%, 5/1/2026	53,505	57,785

8.375%, 5/1/2027	96,976	105,704

The accompanying notes are an integral part of the financial statements.

DWS Floating Rate Fund	|	19

	Principal Amount ($)	Value ($)

LCPR Senior Secured Financing DAC, 144A, 6.75%, 10/15/2027	350,000	360,938

		1,613,604
Consumer Discretionary 0.1%

American Builders & Contractors Supply Co., Inc., 144A, 4.0%, 1/15/2028	2,000	2,003

Panther BF Aggregator 2 LP, 144A, 6.25%, 5/15/2026	50,000	53,156

PetSmart, Inc., 144A, 5.875%, 6/1/2025	201,000	196,980

		252,139
Materials 0.0%
Berry Global, Inc., 144A, 4.875%, 7/15/2026	85,000	88,932
Total Corporate Bonds (Cost $1,888,048)		1,954,675

	Shares	Value ($)
Common Stocks 0.0%
Communication Services 0.0%

Clear Channel Outdoor Holdings, Inc.*	22,247	55,173

iHeartMedia, Inc. “A”*	1,111	17,098

		72,271
Information Technology 0.0%
Answers Corp.* (a)	2,219	92
Total Common Stocks (Cost $382,482)		72,363

Warrants 0.1%
Communication Services 0.1%
iHeartMedia, Inc., Expiration Date 5/1/2039*	8,350	123,513

Consumer Staples 0.0%
Crossmark Holdings, Inc., Expiration Date 12/31/2020* (a)	901	9

Information Technology 0.0%
Answers Holdings, Inc., Expiration Date 4/14/2022* (a)	6,166	0
Total Warrants (Cost $864,940)		123,522

Exchange-Traded Funds 3.9%
Invesco Senior Loan ETF	301,000	6,760,460

iShares iBoxx $ High Yield Corporate Bond ETF	15,500	1,347,570
Total Exchange-Traded Funds (Cost $8,145,995)		8,108,030

The accompanying notes are an integral part of the financial statements.

20	|	DWS Floating Rate Fund

	Shares	Value ($)
Cash Equivalents 3.2%
DWS Central Cash Management Government Fund, 1.63% (b) (Cost $6,694,859)	6,694,859	6,694,859

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $210,438,480)	98.6	207,441,869
Other Assets and Liabilities, Net	1.4	2,933,398

Net Assets	100.0	210,375,267

A summary of the Fund’s transactions with affiliated investments during the period ended November 30, 2019 are as follows:

Value ($) at 5/31/2019	Pur- chases Cost ($)	Sales Proceeds ($)	Net Real- ized Gain/ (Loss) ($)	Net Change in Unreal- ized Appreci- ation (Depreci- ation) ($)	Income ($)	Capital Gain Distri- butions ($)	Number of Shares at 11/30/2019	Value ($) at 11/30/2019
Cash Equivalents 3.2%
DWS Central Cash Management Government Fund, 1.63% (b)
9,790,046	45,825,899	48,921,086	—	—	73,259	—	6,694,859	6,694,859

*	Non-income producing security.

**

Senior loans in the Fund’s portfolio generally are subject to mandatory and/or optional payment. As a result, the actual remaining maturity of senior loans in the Fund’s portfolio may be substantially less than the stated maturities shown in this report. Senior loans pay interest at a rate which may be fixed or may vary based on a published reference rate and spread and are shown at their current rate as of November 30, 2019.

(a)	Investment was valued using significant unobservable inputs.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

LIBOR: London Interbank Offered Rate

Prime Rate: Interest rate charged by banks to their most credit worthy customers.

The accompanying notes are an integral part of the financial statements.

DWS Floating Rate Fund	|	21

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2019 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Fixed Income Investments (c)
Loan Participations and Assignments	$—	$189,999,674	$488,746	$190,488,420
Corporate Bonds	—	1,954,675	—	1,954,675
Common Stocks (c)	72,271	—	92	72,363
Warrants (c)	—	123,513	9	123,522
Exchange-Traded Funds	8,108,030	—	—	8,108,030
Short-Term Investments	6,694,859	—	—	6,694,859
Total	$14,875,160	$192,077,862	$488,847	$207,441,869

During the period ended November 30, 2019, the amount of transfers between Level 2 and Level 3 was $495,646. The investments were transferred from Level 2 to Level 3 due to the lack of observable market data due to a decrease in market activity.

Transfers between price levels are recognized at the beginning of the reporting period.

(c)	See Investment Portfolio for additional detailed categorizations.

The accompanying notes are an integral part of the financial statements.

22	|	DWS Floating Rate Fund

Statement of Assets and Liabilities

as of November 30, 2019 (Unaudited)

Assets
Investments in non-affiliated securities, at value (cost $203,743,621)	$200,747,010
Investment in DWS Central Cash Management Government Fund (cost $6,694,859)	6,694,859
Cash	773,140
Receivable for investments sold	6,320,573
Receivable for Fund shares sold	472
Interest receivable	509,907
Other assets	45,054
Total assets	215,091,015

Liabilities
Payable for investments purchased	4,239,375
Payable for Fund shares redeemed	127,015
Accrued management fee	50,944
Accrued Trustees’ fees	4,801
Other accrued expenses and payables	293,613
Total liabilities	4,715,748
Net assets, at value	$210,375,267

Net Assets Consist of
Distributable earnings (loss)	(263,623,145)
Paid-in capital	473,998,412
Net assets, at value	$210,375,267

The accompanying notes are an integral part of the financial statements.

DWS Floating Rate Fund	|	23

Statement of Assets and Liabilities as of November 30, 2019 (Unaudited) (continued)

Net Asset Value
Class A

Net Asset Value and redemption price per share ($65,358,059 ÷ 8,112,494 shares of capital stock outstanding, $.01 par value, unlimited number of shares authorized)	$8.06

Maximum offering price per share (100 ÷ 97.25 of $8.06)	$8.29
Class C

Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) per share ($46,189,240 ÷ 5,702,089 shares of capital stock outstanding, $.01 par value, unlimited number of shares authorized)	$8.10
Class R6

Net Asset Value, offering and redemption price per share ($224,214 ÷ 27,819 shares of capital stock outstanding, $.01 par value, unlimited number of shares authorized)	$8.06
Class S

Net Asset Value, offering and redemption price per share ($44,992,488 ÷ 5,590,929 shares of capital stock outstanding, $.01 par value, unlimited number of shares authorized)	$8.05
Institutional Class

Net Asset Value, offering and redemption price per share ($53,611,266 ÷ 6,656,648 shares of capital stock outstanding, $.01 par value, unlimited number of shares authorized)	$8.05

The accompanying notes are an integral part of the financial statements.

24	|	DWS Floating Rate Fund

Statement of Operations

for the six months ended November 30, 2019 (Unaudited)

Investment Income
Income:

Interest	$5,649,826
Dividends	238,125
Income distributions — DWS Central Cash Management Government Fund	73,259
Total income	5,961,210
Expenses:

Management fee	692,797
Administration fee	112,081
Services to shareholders	119,884
Distribution and service fees	341,682
Custodian fee	85,217
Professional fees	61,305
Reports to shareholders	29,341
Registration fees	37,210
Trustees’ fees and expenses	7,442
Other	39,930
Total expenses before expense reductions	1,526,889
Expense reductions	(306,267)
Total expenses after expense reductions	1,220,622
Net investment income	4,740,588

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from investments	(3,463,884)
Change in net unrealized appreciation (depreciation) on investments	3,100,981
Net gain (loss)	(362,903)
Net increase (decrease) in net assets resulting from operations	$4,377,685

The accompanying notes are an integral part of the financial statements.

DWS Floating Rate Fund	|	25

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended November 30, 2019 (Unaudited)	Year Ended May 31, 2019
Operations:

Net investment income (loss)	$4,740,588	$12,509,063
Net realized gain (loss)	(3,463,884)	(6,523,786)
Change in net unrealized appreciation (depreciation)	3,100,981	879,342
Net increase (decrease) in net assets resulting from operations	4,377,685	6,864,619
Distributions to shareholders:

Class A	(1,634,192)	(3,369,093)
Class C	(1,011,222)	(2,749,516)
Class R6	(5,517)	(13,405)
Class S	(1,210,071)	(3,162,227)
Institutional Class	(1,320,918)	(2,717,595)
Total distributions	(5,181,920)	(12,011,836)
Fund share transactions:

Proceeds from shares sold	23,573,252	53,319,439
Reinvestment of distributions	4,886,873	11,342,289
Payments for shares redeemed	(57,951,011)	(148,671,171)
Net increase (decrease) in net assets from Fund share transactions	(29,490,886)	(84,009,443)
Increase (decrease) in net assets	(30,295,121)	(89,156,660)
Net assets at beginning of period	240,670,388	329,827,048

Net assets at end of period	$210,375,267	$240,670,388

The accompanying notes are an integral part of the financial statements.

26	|	DWS Floating Rate Fund

Financial Highlights

	Six Months Ended 11/30/19		Years Ended May 31,
Class A	(Unaudited)		2019	2018	2017		2016	2015

Selected Per Share Data
Net asset value, beginning of period	$8.09		$8.22	$8.37	$8.41		$9.23	$9.43
Income (loss) from investment operations:

Net investment income[a]	.17		.37	.32	.33		.37	.37
Net realized and unrealized gain (loss)	(.01)		(.14)	(.16)	.02		(.80)	(.21)
Total from investment operations	.16		.23	.16	.35		(.43)	.16
Less distributions from:

Net investment income	(.19)		(.36)	(.31)	(.39)		(.39)	(.36)
Return of capital	—		—	—	(.00	)***	—	—
Total distributions	(.19)		(.36)	(.31)	(.39)		(.39)	(.36)
Net asset value, end of period	$8.06		$8.09	$8.22	$8.37		$8.41	$9.23
Total Return (%)[b,c]	2.01	**	2.81	1.94	4.21		(4.88)	1.95

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	65		69	86	127		243	425
Ratio of expenses before expense reductions (%)	1.30	*	1.29	1.24	1.19		1.16	1.14
Ratio of expenses after expense reductions (%)	1.01	*	1.01	1.03	1.02		1.03	1.06
Ratio of net investment income (%)	4.30	*	4.50	3.85	3.96		4.25	4.03
Portfolio turnover rate (%)	8	**	26	39	44		36	22

[a]	Based on average shares outstanding during the period.

[b]	Total return does not reflect the effect of any sales charges.

[c]	Total return would have been lower had certain expenses not been reduced.

*	Annualized

**	Not annualized

***	Amount is less than $.005.

The accompanying notes are an integral part of the financial statements.

DWS Floating Rate Fund	|	27

	Six Months Ended 11/30/19		Years Ended May 31,
Class C	(Unaudited)		2019	2018	2017		2016	2015

Selected Per Share Data
Net asset value, beginning of period	$8.13		$8.26	$8.41	$8.46		$9.28	$9.48
Income (loss) from investment operations:

Net investment income[a]	.14		.31	.26	.27		.31	.31
Net realized and unrealized gain (loss)	(.01)		(.14)	(.16)	.01		(.80)	(.22)
Total from investment operations	.13		.17	.10	.28		(.49)	.09
Less distributions from:

Net investment income	(.16)		(.30)	(.25)	(.33)		(.33)	(.29)
Return of capital	—		—	—	(.00	)***	—	—
Total distributions	(.16)		(.30)	(.25)	(.33)		(.33)	(.29)
Net asset value, end of period	$8.10		$8.13	$8.26	$8.41		$8.46	$9.28
Total Return (%)[b,c]	1.63	**	2.05	1.06	3.44		(5.55)	1.20

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	46		62	96	142		205	304
Ratio of expenses before expense reductions (%)	2.07	*	2.06	2.00	1.95		1.91	1.91
Ratio of expenses after expense reductions (%)	1.76	*	1.76	1.78	1.77		1.78	1.81
Ratio of net investment income (%)	3.57	*	3.74	3.10	3.21		3.50	3.29
Portfolio turnover rate (%)	8	**	26	39	44		36	22

[a]	Based on average shares outstanding during the period.

[b]	Total return does not reflect the effect of any sales charges.

[c]	Total return would have been lower had certain expenses not been reduced.

*	Annualized

**	Not annualized

***	Amount is less than $.005.

The accompanying notes are an integral part of the financial statements.

28	|	DWS Floating Rate Fund

	Six Months Ended 11/30/19		Years Ended May 31,					Period Ended
Class R6	(Unaudited)		2019	2018	2017		2016	5/31/15[a]

Selected Per Share Data
Net asset value, beginning of period	$8.09		$8.22	$8.37	$8.41		$9.23	$9.29
Income (loss) from investment operations:

Net investment income[b]	.18		.38	.34	.34		.39	.27
Net realized and unrealized gain (loss)	(.01)		(.13)	(.16)	.03		(.80)	(.07)
Total from investment operations	.17		.25	.18	.37		(.41)	.20
Less distributions from:

Net investment income	(.20)		(.38)	(.33)	(.41)		(.41)	(.26)
Return of capital	—		—	—	(.00	)***	—	—
Total distributions	(.20)		(.38)	(.33)	(.41)		(.41)	(.26)
Net asset value, end of period	$8.06		$8.09	$8.22	$8.37		$8.41	$9.23
Total Return (%)[c]	2.14	**	3.06	2.19	4.49		(4.63)	2.38	**

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	.2		.2	.4	.4		4	.01
Ratio of expenses before expense reductions (%)	.98	*	.96	.90	.86		.82	.95	*
Ratio of expenses after expense reductions (%)	.76	*	.76	.78	.77		.76	.80	*
Ratio of net investment income (%)	4.55	*	4.72	4.09	4.10		4.63	4.40	*
Portfolio turnover rate (%)	8	**	26	39	44		36	22	[d]

[a]	For the period from October 1, 2014 (commencement of operations) to May 31, 2015.

[b]	Based on average shares outstanding during the period.

[c]	Total return would have been lower had certain expenses not been reduced.

[d]	Represents the Fund’s portfolio turnover rate for the entire year ended May 31, 2015.

*	Annualized

**	Not annualized

***	Amount is less than $.005.

The accompanying notes are an integral part of the financial statements.

DWS Floating Rate Fund	|	29

	Six Months Ended 11/30/19		Years Ended May 31,
Class S	(Unaudited)		2019	2018	2017		2016	2015

Selected Per Share Data
Net asset value, beginning of period	$8.08		$8.21	$8.36	$8.40		$9.22	$9.42
Income (loss) from investment operations:

Net investment income[a]	.18		.38	.33	.34		.38	.39
Net realized and unrealized gain (loss)	(.01)		(.14)	(.16)	.02		(.80)	(.22)
Total from investment operations	.17		.24	.17	.36		(.42)	.17
Less distributions from:

Net investment income	(.20)		(.37)	(.32)	(.40)		(.40)	(.37)
Return of capital	—		—	—	(.00	)***	—	—
Total distributions	(.20)		(.37)	(.32)	(.40)		(.40)	(.37)
Net asset value, end of period	$8.05		$8.08	$8.21	$8.36		$8.40	$9.22
Total Return (%)[b]	2.09	**	2.96	2.09	4.37		(4.75)	2.10

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	45		57	92	178		321	748
Ratio of expenses before expense reductions (%)	1.12	*	1.13	1.09	1.02		1.01	1.00
Ratio of expenses after expense reductions (%)	.86	*	.86	.88	.87		.88	.91
Ratio of net investment income (%)	4.46	*	4.64	4.01	4.10		4.39	4.19
Portfolio turnover rate (%)	8	**	26	39	44		36	22

[a]	Based on average shares outstanding during the period.

[b]	Total return would have been lower had certain expenses not been reduced.

*	Annualized

**	Not annualized

***	Amount is less than $.005.

The accompanying notes are an integral part of the financial statements.

30	|	DWS Floating Rate Fund

	Six Months Ended 11/30/19		Years Ended May 31,
Institutional Class	(Unaudited)		2019	2018	2017		2016	2015

Selected Per Share Data
Net asset value, beginning of period	$8.08		$8.21	$8.37	$8.41		$9.24	$9.43
Income (loss) from investment operations:

Net investment income[a]	.18		.39	.34	.35		.39	.40
Net realized and unrealized gain (loss)	(.01)		(.14)	(.17)	.02		(.81)	(.21)
Total from investment operations	.17		.25	.17	.37		(.42)	.19
Less distributions from:

Net investment income	(.20)		(.38)	(.33)	(.41)		(.41)	(.38)
Return of capital	—		—	—	(.00	)***	—	—
Total distributions	(.20)		(.38)	(.33)	(.41)		(.41)	(.38)
Net asset value, end of period	$8.05		$8.08	$8.21	$8.37		$8.41	$9.24
Total Return (%)[b]	2.14	**	3.06	2.07	4.48		(4.64)	2.22

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	54		53	56	86		184	655
Ratio of expenses before expense reductions (%)	1.00	*	.99	.96	.93		.88	.87
Ratio of expenses after expense reductions (%)	.76	*	.76	.78	.77		.78	.81
Ratio of net investment income (%)	4.55	*	4.76	4.11	4.21		4.48	4.29
Portfolio turnover rate (%)	8	**	26	39	44		36	22

[a]	Based on average shares outstanding during the period.

[b]	Total return would have been lower had certain expenses not been reduced.

*	Annualized

**	Not annualized

***	Amount is less than $.005.

The accompanying notes are an integral part of the financial statements.

DWS Floating Rate Fund	|	31

Notes to Financial Statements	(Unaudited)

A. Organization and Significant Accounting Policies

DWS Floating Rate Fund (the “Fund”) is a diversified series of Deutsche DWS Portfolio Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment management company organized as a Massachusetts business trust.

The Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are subject to an initial sales charge. Class C shares are not subject to an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class C shares automatically convert to Class A shares in the same fund after 10 years, provided that the fund or the financial intermediary through which the shareholder purchased the Class C shares has records verifying that the Class C shares have been held for at least 10 years. Class R6 shares are not subject to initial or contingent deferred sales charges and are generally available only to certain retirement plans. Class S shares are not subject to initial or contingent deferred sales charges and are only available to a limited group of investors. Institutional Class shares are not subject to initial or contingent deferred sales charges and are generally available only to qualified institutions.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting, subject to class-specific arrangements.

The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.

32	|	DWS Floating Rate Fund

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Senior loans and debt securities are valued by independent pricing services approved by the Fund’s Board. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. If the pricing services are unable to provide valuations, the securities are valued at the mean of the most recent bid and asked quotations or evaluated price, as applicable, obtained from one or more broker-dealers. Certain securities may be valued on the basis of a price provided by a single source or broker-dealer. No active trading market may exist for some senior loans and they may be subject to restrictions on resale. The inability to dispose of senior loans in a timely fashion could result in losses. Senior loans and debt securities are generally categorized as Level 2.

Equity securities and exchange-traded funds (“ETFs”) are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Equity securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities and ETFs are generally categorized as Level 1 securities.

Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Fund’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate

DWS Floating Rate Fund	|	33

stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Disclosure about the classification of fair value measurements is included in a table following the Fund’s Investment Portfolio.

Senior Loans. Senior loans are portions of loans originated by banks and sold in pieces to investors. These U.S. dollar-denominated fixed and floating rate loans (“Loans”) in which the Fund invests are arranged through private negotiations between the borrower and one or more financial institutions (“Lenders”). The Fund invests in such Loans in the form of participations in Loans (“Participations”) or assignments of all or a portion of loans from third parties (“Assignments”). Participations typically result in the Fund having a contractual relationship only with the Lender, not with the borrower. The Fund has the right to receive payments of principal, interest and any fees to which it is entitled from the Lender selling the Participation and only upon receipt by the Lender of the payments from the borrower. In connection with purchasing Participations, the Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement relating to the Loan, nor any rights of set-off against the borrower, and the Fund will not benefit directly from any collateral supporting the Loan in which it has purchased the Participation. As a result, the Fund assumes the credit risk of both the borrower and the Lender that is selling the Participation. Assignments typically result in the Fund having a direct contractual relationship with the borrower, and the Fund may enforce compliance by the borrower with the terms of the loan agreement. Senior loans held by the Fund are generally in the form of Assignments, but the Fund may also invest in Participations. If affiliates of the Advisor participate in the primary and secondary market for senior loans, legal limitations may restrict the Fund’s ability to participate in restructuring or acquiring some senior loans. All Senior Loans involve interest rate risk, liquidity risk and credit risk, including the potential default or insolvency of the borrower.

Federal Income Taxes. The Fund’s policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.

At May 31, 2019, the Fund had approximately $257,651,000 of net capital losses, which may be applied against realized net taxable capital gains

34	|	DWS Floating Rate Fund

indefinitely, including short-term losses ($27,409,000) and long-term losses ($230,242,000).

At November 30, 2019, the aggregate cost of investments for federal income tax purposes was $210,523,000. The net unrealized depreciation for all investments based on tax cost was $3,081,131. This consisted of aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost of $1,050,787 and aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value of $4,131,918.

The Fund has reviewed the tax positions for the open tax years as of May 31, 2019 and has determined that no provision for income tax and/or uncertain tax positions is required in the Fund’s financial statements. The Fund’s federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Distributions from net investment income of the Fund are declared and distributed to shareholders monthly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.

The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to certain securities sold at a loss. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust based upon the relative net assets or other appropriate measures.

DWS Floating Rate Fund	|	35

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Other income, including commitment fees included in interest income in the Statement of Operations, is recorded as income when received by the Fund. Realized gains and losses from investment transactions are recorded on an identified cost basis. Proceeds from litigation payments, if any, are included in net realized gain (loss) from investments. All premiums and discounts are amortized/accreted for tax and financial reporting purposes, with the exception of securities in default of principal.

B. Purchases and Sales of Securities

During the six months ended November 30, 2019, purchases and sales of investment securities (excluding short-term instruments) aggregated $17,651,589 and $49,441,015, respectively.

C. Related Parties

Management Agreement. Under the Investment Management Agreement with DWS Investment Management Americas, Inc. (“DIMA” or the “Advisor”), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group”), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.

Prior to October 1, 2019, under the Investment Management Agreement, the Fund paid a monthly management fee based on the Fund’s average daily net assets, computed and accrued daily and payable monthly, at the following annual rates:

First $1 billion of the Fund’s average daily net assets	.650%
Next $1.5 billion of such net assets	.635%
Next $2.5 billion of such net assets	.610%
Next $2.5 billion of such net assets	.585%
Next $2.5 billion of such net assets	.560%
Over $10.0 billion of such net assets	.550%

Effective October 1, 2019, under the Investment Management Agreement, the Fund pays a monthly management fee based on the

36	|	DWS Floating Rate Fund

Fund’s average daily net assets, computed and accrued daily and payable monthly, at the following annual rates:

First $1 billion of the Fund’s average daily net assets	.550%
Next $1.5 billion of such net assets	.535%
Next $2.5 billion of such net assets	.510%
Next $2.5 billion of such net assets	.485%
Next $2.5 billion of such net assets	.460%
Over $10.0 billion of such net assets	.450%

Accordingly, for the six months ended November 30, 2019, the fee pursuant to the Investment Management Agreement was equivalent to an annualized rate (exclusive of any applicable waivers/reimbursements) of 0.62% of the Fund’s average daily net assets.

For the period from June 1, 2019 through September 30, 2019, the Advisor had contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) of certain classes as follows:

Class A	1.00%
Class C	1.75%
Class R6	.75%
Class S	.85%
Institutional Class	.75%

Effective October 1, 2019 through September 30, 2020, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) of certain classes as follows:

Class A	.99%
Class C	1.74%
Class R6	.74%
Class S	.84%
Institutional Class	.74%

DWS Floating Rate Fund	|	37

For the six months ended November 30, 2019, fees waived and/or expenses reimbursed for each class are as follows:

Class A	$99,264
Class C	79,311
Class R6	238
Class S	64,317
Institutional Class	63,137
$306,267

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee (“Administration Fee”) of 0.10% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. For the six months ended November 30, 2019, the Administration Fee was $112,081, of which $17,399 is unpaid.

Service Provider Fees. DWS Service Company (“DSC”), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent of the Fund. Pursuant to a sub-transfer agency agreement between DSC and DST Systems, Inc. (“DST”), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing fees it receives from the Fund. For the six months ended November 30, 2019, the amounts charged to the Fund by DSC were as follows:

Services to Shareholders	Total Aggregated	Unpaid at November 30, 2019
Class A	$4,819	$1,602
Class C	1,891	613
Class R6	18	6
Class S	4,087	1,306
Institutional Class	915	193
	$11,730	$3,720

In addition, for the six months ended November 30, 2019, the amounts charged to the Fund for recordkeeping and other administrative services

38	|	DWS Floating Rate Fund

provided by unaffiliated third parties, included in the Statement of Operations under “Services to shareholders,” were as follows:

Sub-Recordkeeping	Total Aggregated
Class A	$27,475
Class C	26,111
Class S	35,095
Institutional Class	9,408
$98,089

Distribution and Service Fees. Under the Fund’s Class C 12b-1 Plan, DWS Distributors, Inc. (“DDI”), an affiliate of the Advisor, receives a fee (“Distribution Fee”) of 0.75% of average daily net assets of Class C shares. In accordance with the Fund’s Underwriting and Distribution Services Agreement, DDI enters into related selling group agreements with various firms at various rates for sales of Class C shares. For the six months ended November 30, 2019, the Distribution Fee was as follows:

Distribution Fee	Total Aggregated	Unpaid at November 30, 2019
Class C	$193,291	$28,684

In addition, DDI provides information and administrative services for a fee (Service Fee) to Class A and C shareholders at an annual rate of up to 0.25% of average daily net assets for each such class. DDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder accounts the firms service. For the six months ended November 30, 2019, the Service Fee was as follows:

Service Fee	Total Aggregated	Unpaid at November 30, 2019	Annualized Rate
Class A	$84,348	$41,712	.24%
Class C	64,043	29,666	.25%
	$148,391	$71,378

Underwriting Agreement and Contingent Deferred Sales Charge. DDI is the principal underwriter for the Fund. Underwriting commissions paid in connection with the distribution of Class A shares for the six months ended November 30, 2019 aggregated $154.

In addition, DDI receives any contingent deferred sales charge (“CDSC”) from Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is 1% of the value of the shares redeemed for Class C shares. For the six months ended November 30,

DWS Floating Rate Fund	|	39

2019, the CDSC for Class C shares aggregated $648. A deferred sales charge of up to 0.50% is assessed on certain redemptions of Class A shares. For the six months ended November 30, 2019, DDI received $3,112 for Class A shares.

Typesetting and Filing Service Fees. Under an agreement with the Fund, DIMA is compensated for providing certain pre-press and regulatory filing services to the Fund. For the six months ended November 30, 2019, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders” aggregated $9,333, all of which is unpaid.

Trustees’ Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.

Affiliated Cash Management Vehicles. The Fund may invest uninvested cash balances in DWS Central Cash Management Government Fund and DWS ESG Liquidity Fund, affiliated money market funds which are managed by the Advisor. Each affiliated money market fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. DWS Central Cash Management Government Fund seeks to maintain a stable net asset value, and DWS ESG Liquidity Fund maintains a floating net asset value. The Fund indirectly bears its proportionate share of the expenses of each affiliated money market fund in which it invests. DWS Central Cash Management Government Fund does not pay the Advisor an investment management fee. To the extent that DWS ESG Liquidity Fund pays an investment management fee to the Advisor, the Advisor will waive an amount of the investment management fee payable to the Advisor by the Fund equal to the amount of the investment management fee payable on the Fund’s assets invested in DWS ESG Liquidity Fund.

D. Line of Credit

The Fund and other affiliated funds (the “Participants”) share in a $400 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee, which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus if the one-month LIBOR exceeds the Federal Funds Rate, the amount of such excess. The Fund may borrow up to a maximum of 20 percent of its net assets under the agreement. The Fund had no outstanding loans at November 30, 2019.

40	|	DWS Floating Rate Fund

E. Fund Share Transactions

The following table summarizes share and dollar activity in the Fund:

	Six Months Ended November 30, 2019		Year Ended May 31, 2019
	Shares	Dollars	Shares	Dollars

Shares sold
Class A	1,255,653	$10,152,015	1,674,621	$13,698,052
Class C	98,950	803,770	395,676	3,236,613
Class S	817,324	6,594,224	2,189,453	17,758,202
Institutional Class	748,142	6,023,243	2,274,199	18,626,572
		$23,573,252		$53,319,439

Shares issued to shareholders in reinvestment of distributions
Class A	185,416	$1,494,587	379,645	$3,087,770
Class C	112,254	910,014	307,015	2,510,744
Class R6	684	5,517	1,646	13,405
Class S	143,694	1,157,178	371,388	3,018,330
Institutional Class	163,747	1,319,577	333,734	2,712,040
		$4,886,873		$11,342,289

Shares redeemed
Class A	(1,823,466)	$(14,722,727)	(3,981,976)	$(32,332,089)
Class C	(2,165,718)	(17,596,608)	(4,626,804)	(37,851,865)
Class R6	—	—	(23,671)	(193,887)
Class S	(2,367,958)	(19,098,118)	(6,833,136)	(55,579,645)
Institutional Class	(810,517)	(6,533,558)	(2,828,480)	(22,713,685)
		$(57,951,011)		$(148,671,171)

Net increase (decrease)
Class A	(382,397)	$(3,076,125)	(1,927,710)	$(15,546,267)
Class C	(1,954,514)	(15,882,824)	(3,924,113)	(32,104,508)
Class R6	684	5,517	(22,025)	(180,482)
Class S	(1,406,940)	(11,346,716)	(4,272,295)	(34,803,113)
Institutional Class	101,372	809,262	(220,547)	(1,375,073)
		$(29,490,886)		$(84,009,443)

DWS Floating Rate Fund	|	41

Information About Your Fund’s Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads) and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (June 1, 2019 to November 30, 2019).

The tables illustrate your Fund’s expenses in two ways:

–

Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund’s actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Expenses Paid per $1,000” line under the share class you hold.

–

Hypothetical 5% Fund Return. This helps you to compare your Fund’s ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund’s actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The “Expenses Paid per $1,000” line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. Subject to certain exceptions, an account maintenance fee of $20.00 assessed once per calendar year for Classes A, C and S shares may apply for accounts with balances less than $10,000. This fee is not included in these tables. If it was, the estimate of expenses paid for Classes A, C and S shares during the period would be higher, and account value during the period would be lower, by this amount.

42	|	DWS Floating Rate Fund

Expenses and Value of a $1,000 Investment for the six months ended November 30, 2019 (Unaudited)

Actual Fund Return	Class A	Class C	Class R6	Class S	Institutional Class
Beginning Account Value 6/1/19	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 11/30/19	$1,020.10	$1,016.30	$1,021.40	$1,020.90	$1,021.40
Expenses Paid per $1,000*	$5.10	$8.87	$3.84	$4.34	$3.84

Hypothetical 5% Fund Return	Class A	Class C	Class R6	Class S	Institutional Class
Beginning Account Value 6/1/19	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 11/30/19	$1,019.95	$1,016.20	$1,021.20	$1,020.70	$1,021.20
Expenses Paid per $1,000*	$5.10	$8.87	$3.84	$4.34	$3.84

*

Expenses are equal to the Fund’s annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 183 (the number of days in the most recent six-month period), then divided by 366.

Annualized Expense Ratios	Class A	Class C	Class R6	Class S	Institutional Class
DWS Floating Rate Fund	1.01%	1.76%	.76%	.86%	.76%

For more information, please refer to the Fund’s prospectus.

For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to tools.finra.org/fund_analyzer/.

DWS Floating Rate Fund	|	43

Advisory Agreement Board Considerations and Fee Evaluation

The Board of Trustees (hereinafter referred to as the “Board” or “Trustees”) approved the renewal of DWS Floating Rate Fund’s (the “Fund”) investment management agreement (the “Agreement”) with DWS Investment Management Americas, Inc. (“DIMA”) in September 2019.

In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:

–	During the entire process, all of the Fund’s Trustees were independent of DIMA and its affiliates (the “Independent Trustees”).

–

The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board’s Contract Committee reviewed extensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, and profitability from a fee consultant retained by the Fund’s Independent Trustees (the “Fee Consultant”). Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board. The Board then reviewed the Contract Committee’s findings and recommendations.

–	The Board also received extensive information throughout the year regarding performance of the Fund.

–

The Independent Trustees regularly met privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant in the course of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.

–

In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DIMA has managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain

44	|	DWS Floating Rate Fund

invested in the Fund knowing that DIMA managed the Fund. DIMA is part of DWS Group GmbH & Co. KGaA (“DWS Group”). DWS Group is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. In 2018, approximately 20% of DWS Group’s shares were sold in an initial public offering, with Deutsche Bank AG owning the remaining shares.

As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps. As part of these negotiations, the Board indicated that it would consider relaxing these caps in future years following sustained improvements in performance, among other considerations.

While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market index(es) and a peer universe compiled using information supplied by Morningstar Direct (“Morningstar”), an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review” (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one-, three- and five-year periods ended December 31, 2018, the Fund’s performance (Class A shares) was in the 3rd quartile, 4th quartile and 4th quartile, respectively, of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers). The Board also observed that the Fund has underperformed its benchmark in the one-, three-, and five-year periods ended December 31, 2018. The

DWS Floating Rate Fund	|	45

Board noted the disappointing investment performance of the Fund in recent periods and continued to discuss with senior management of DIMA the factors contributing to such underperformance and actions being taken to improve performance. The Board noted certain changes in the Fund’s portfolio management team that were made effective September 19, 2017. The Board observed that the Fund had experienced improved relative performance during the first eight months of 2019. The Board recognized the efforts by DIMA in recent years to enhance its investment platform and improve long-term performance across the DWS fund complex.

Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge”) and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.10% fee paid to DIMA under the Fund’s administrative services agreement, were higher than the median (4th quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2018). The Board noted that, from 2011 through October 1, 2019, DIMA waived voluntarily a portion (0.05%) of the Fund’s management fee, and noted further that, effective October 1, 2019, DIMA agreed to reduce the Fund’s contractual management fee at each breakpoint by 0.10%. The Board noted that the Fund’s Class A shares total (net) operating expenses (excluding 12b-1 fees) were expected to be lower than the median (2nd quartile) of the applicable Broadridge expense universe (based on Broadridge data provided as of December 31, 2018, and analyzing Broadridge expense universe Class A (net) expenses less any applicable 12b-1 fees) (“Broadridge Universe Expenses”). The Board also reviewed data comparing each other operational share class’s total (net) operating expenses to the applicable Broadridge Universe Expenses. The Board noted that the expense limitations agreed to by DIMA were expected to help the Fund’s total (net) operating expenses remain competitive. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable DWS U.S. registered funds (“DWS Funds”), noting that DIMA indicated that it does not provide services to any other comparable DWS Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“DWS Europe Funds”) managed by DWS Group. The Board noted that DIMA indicated that DWS Group manages an institutional account comparable

46	|	DWS Floating Rate Fund

to the Fund, but that DWS Group does not manage any comparable DWS Europe Funds. The Board took note of the differences in services provided to DWS Funds as compared to institutional accounts and that such differences made comparison difficult.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.

Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the DWS Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental or “fall-out” benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund, any fees received by an affiliate of DIMA for transfer agency services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the

DWS Floating Rate Fund	|	47

Board considered the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.

Compliance. The Board considered the significant attention and resources dedicated by DIMA to its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers and (ii) the substantial commitment of resources by DIMA and its affiliates to compliance matters, including the retention of compliance personnel.

Based on all of the information considered and the conclusions reached, the Board determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

48	|	DWS Floating Rate Fund

Account Management Resources

For More Information

The automated telephone system allows you to access personalized account information and obtain information on other DWS funds using either your voice or your telephone keypad. Certain account types within Classes A, C and S also have the ability to purchase, exchange or redeem shares using this system.

For more information, contact your financial representative. You may also access our automated telephone system or speak with a Shareholder Service representative by calling:

(800) 728-3337

Web Site

dws.com

View your account transactions and balances, trade shares, monitor your asset allocation, subscribe to fund and account updates by e-mail, and change your address, 24 hours a day.

Obtain prospectuses and applications, news about DWS funds, insight from DWS economists and investment specialists and access to DWS fund account information.

Written Correspondence	DWS PO Box 219151 Kansas City, MO 64121-9151
Proxy Voting	The Fund’s policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — dws.com/en-us/resources/proxy-voting — or on the SEC’s Web site — sec.gov. To obtain a written copy of the Fund’s policies and procedures without charge, upon request, call us toll free at (800) 728-3337.
Portfolio Holdings	Following the Fund’s fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q or Form N-PORT (available for filings after March 31, 2019). The Fund’s Form N-Q or Form N-PORT will be available on the SEC’s Web site at sec.gov. The Fund’s portfolio holdings are also posted on dws.com from time to time. Please see the Fund’s current prospectus for more information.
Principal Underwriter	If you have questions, comments or complaints, contact: DWS Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148

DWS Floating Rate Fund	|	49

Investment Management

DWS Investment Management Americas, Inc. (“DIMA” or the “Advisor”), which is part of the DWS Group GmbH & Co. KGaA (“DWS Group”), is the investment advisor for the Fund. DIMA and its predecessors have more than 90 years of experience managing mutual funds and DIMA provides a full range of investment advisory services to both institutional and retail clients. DIMA is an indirect, wholly owned subsidiary of DWS Group.

DWS Group is a global organization that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts and an office network that reaches the world’s major investment centers. This well-resourced global investment platform brings together a wide variety of experience and investment insight across industries, regions, asset classes and investing styles.

	Class A	Class C	Class S	Institutional Class
Nasdaq Symbol	DFRAX	DFRCX	DFRPX	DFRTX
CUSIP Number	25157W 602	25157W 701	25157W 883	25157W 800
Fund Number	443	743	2043	1443

For shareholders of R6
Automated Information Line	DWS/Ascensus Plan Access (800) 728-3337 24-hour access to your retirement plan account.
Web Site

dws.com

Obtain prospectuses and applications, news about DWS funds, insight from DWS economists and investment specialists and access to DWS fund account information.

Log in/register to manage retirement account assets at https://www.mykplan.com/participantsecure_net/login.aspx.

For More Information	(800) 728-3337 To speak with a service representative.
Written Correspondence	DWS Service Company 222 South Riverside Plaza Chicago, IL 60606-5806

Class R6
Nasdaq Symbol	DFRRX
CUSIP Number	25157W 875
Fund Number	1643

50	|	DWS Floating Rate Fund

Privacy Statement

FACTS	What Does DWS Do With Your Personal Information?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share can include:

– Social Security number

– Account balances

– Purchase and transaction history

– Bank account information

– Contact information such as mailing address, e-mail address and telephone number

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information, the reasons DWS chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does DWS share?	Can you limit this sharing?

For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders or legal investigations	Yes	No

For our marketing purposes — to offer our products and services to you	Yes	No

For joint marketing with other financial companies	No	We do not share

For our affiliates’ everyday business purposes — information about your transactions and experiences	No	We do not share

For our affiliates’ everyday business purposes — information about your creditworthiness	No	We do not share

For non-affiliates to market to you	No	We do not share

Questions?	Call (800) 728-3337 or e-mail us at service@dws.com

DWS Floating Rate Fund	|	51

Who we are

Who is providing this notice?	DWS Distributors, Inc; DWS Investment Management Americas, Inc.; DWS Trust Company; the DWS Funds

What we do

How does DWS protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards, secured files, and secured buildings.

How does DWS collect my personal information?

We collect your personal information, for example, when you:

– open an account

– give us your contact information

– provide bank account information for ACH or wire transactions

– tell us where to send money

– seek advice about your investments

Why can’t I limit all sharing?

Federal law gives you the right to limit only

– sharing for affiliates’ everyday business purposes

– information about your creditworthiness

– affiliates from using your information to market to you

– sharing for non-affiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions

Affiliates	Companies related by common ownership or control. They can be financial or non-financial companies. Our affiliates include financial companies with the DWS or Deutsche Bank (“DB”) name, such as DB AG Frankfurt.

Non-affiliates

Companies not related by common ownership or control. They can be financial and non-financial companies.

Non-affiliates we share with include account service providers, service quality monitoring services, mailing service providers and verification services to help in the fight against money laundering and fraud.

Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. DWS does not jointly market.

California residents may go to https://fundsus.dws.com/us/en-us/legal-resources/privacy-policy.html to obtain additional information relating to their rights under California state law.

Rev. 12/2019

52	|	DWS Floating Rate Fund

Notes

Notes

Notes

DFRF-3

(R-025433-9 1/20)

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Keith R. Fox, DWS Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600.

ITEM 11.	CONTROLS AND PROCEDURES

	(a)	The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

	(b)	There have been no changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

ITEM 13.	EXHIBITS

	(a)(1)	Not applicable

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Floating Rate Fund, a series of Deutsche DWS Portfolio Trust

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	1/29/2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	1/29/2020

By:	/s/Diane Kenneally Diane Kenneally Chief Financial Officer and Treasurer

Date:	1/29/2020